Operating Segments - Reconciliation of Revenue from Segments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Segments Adjusted EBITDA		$ 529,876	$ 540,860	$ 489,717
Unallocated Corporate costs	[1]	(77,822)	(82,197)	(79,766)
Depreciation and amortization		(273,364)	(263,433)	(266,819)
Share-based compensation		(38,534)	(28,873)	(62,354)
Impairment expense on goodwill and intangible assets		(823)	(1,254)	(1,887,223)
Restructuring and other costs		(5,178)	(6,061)	(64,132)
Loss on disposal of subsidiaries and other assets, net		(801)	(386)	(1,359)
Other income, net		21,475	13,081	83,778
Interest expense, net		(140,805)	(151,148)	(126,628)
Income / (loss) from operations before taxes		$ 14,024	$ 20,589	$ (1,914,786)

[1]	Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company. These costs are presented within "Selling, General and Administrative" expense in the Consolidated Statement of Comprehensive Income / (Loss).